PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	December 31,	December 31,
	2025	2024

Land and buildings	$3,285,708	$3,059,448
Building fixtures, facilities and furniture	225,971	191,771
Leasehold improvement	27,284	20,773
Landscaping	23,254	21,653
Office Equipment and Fixtures	3,742	3,485
Auto	43,641	40,636
Construction in progress	412,675	74,569
Total Assets	4,022,275	3,412,335
Less accumulated depreciation	(253,681)	(162,649)
Net Assets	$3,768,594	$3,249,686